Condensed Statements of Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 11	$ 32	$ 6,938,226	$ (939,870)	$ 5,998,399
Balance (in Shares) at Dec. 31, 2019	1,146,138	3,200,000
Stock-based compensation			334,837		334,837
Net loss				(1,599,466)	(1,599,466)
Balance at Dec. 31, 2020	$ 11	$ 32	7,273,063	(2,539,336)	4,733,770
Balance (in Shares) at Dec. 31, 2020	1,146,138	3,200,000
Stock-based compensation			41,721		41,721
Net loss				(325,781)	(325,781)
Balance at Mar. 31, 2021	$ 11	$ 32	7,314,784	(2,865,117)	4,449,710
Balance (in Shares) at Mar. 31, 2021	1,146,138	3,200,000
Balance at Dec. 31, 2020	$ 11	$ 32	7,273,063	(2,539,336)	4,733,770
Balance (in Shares) at Dec. 31, 2020	1,146,138	3,200,000
Net loss					(1,118,055)
Balance at Jun. 30, 2021	$ 11	$ 32	7,349,708	(3,657,391)	3,692,360
Balance (in Shares) at Jun. 30, 2021	1,146,138	3,200,000
Balance at Dec. 31, 2020	$ 11	$ 32	7,273,063	(2,539,336)	4,733,770
Balance (in Shares) at Dec. 31, 2020	1,146,138	3,200,000
Stock-based compensation			130,141		130,141
Net loss				(3,417,334)	(3,417,334)
Balance at Dec. 31, 2021	$ 11	$ 32	7,403,204	(5,956,670)	1,446,577
Balance (in Shares) at Dec. 31, 2021	1,146,138	3,200,000
Balance at Mar. 31, 2021	$ 11	$ 32	7,314,784	(2,865,117)	4,449,710
Balance (in Shares) at Mar. 31, 2021	1,146,138	3,200,000
Stock-based compensation			34,924		34,924
Net loss				(792,274)	(792,274)
Balance at Jun. 30, 2021	$ 11	$ 32	7,349,708	(3,657,391)	3,692,360
Balance (in Shares) at Jun. 30, 2021	1,146,138	3,200,000
Balance at Dec. 31, 2021	$ 11	$ 32	7,403,204	(5,956,670)	1,446,577
Balance (in Shares) at Dec. 31, 2021	1,146,138	3,200,000
Issuance of common stock in initial public offering, net of $2.9 million of offering costs		$ 22	17,138,818		17,138,840
Issuance of common stock in initial public offering, net of $2.9 million of offering costs (in Shares)		2,222,222
Conversion of convertible preferred stock to common stock upon initial public offering	$ (11)	$ 56	(45)
Conversion of convertible preferred stock to common stock upon initial public offering (in Shares)	(1,146,138)	5,626,365
Stock-based compensation			19,332		19,332
Net loss				(2,070,661)	(2,070,661)
Balance at Mar. 31, 2022		$ 110	24,561,309	(8,027,331)	16,534,088
Balance (in Shares) at Mar. 31, 2022		11,048,587
Balance at Dec. 31, 2021	$ 11	$ 32	7,403,204	(5,956,670)	1,446,577
Balance (in Shares) at Dec. 31, 2021	1,146,138	3,200,000
Net loss					(6,335,243)
Balance at Jun. 30, 2022		$ 122	32,866,752	(12,291,913)	20,574,961
Balance (in Shares) at Jun. 30, 2022		12,229,399
Balance at Mar. 31, 2022		$ 110	24,561,309	(8,027,331)	16,534,088
Balance (in Shares) at Mar. 31, 2022		11,048,587
Issuance of common stock and warrants in private placement, net of $1.1 million of offering costs		$ 6	6,858,322		6,858,328
Issuance of common stock and warrants in private placement, net of $1.1 million of offering costs (in Shares)		590,406
Exercise of pre-funded warrants		$ 6	(6)
Exercise of pre-funded warrants (in Shares)		590,406
Stock-based compensation			1,447,127		1,447,127
Net loss				(4,264,582)	(4,264,582)
Balance at Jun. 30, 2022		$ 122	$ 32,866,752	$ (12,291,913)	$ 20,574,961
Balance (in Shares) at Jun. 30, 2022		12,229,399